Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Breakdown of Revenues	The breakdown of “Revenues” is as follows:

Millions of euros	2017	2016	2015
Rendering of services	47,175	47,321	49,681
Net sales	4,833	4,715	5,235
Total	52,008	52,036	54,916

Schedule of Breakdown of Other Income
The breakdown of “Other income” is as follows:

Millions of euros	2017	2016	2015
Own work capitalized	863	867	946
Gain on disposal of companies	3	228	18
Gain on disposal of other assets	176	130	298
Government grants	23	28	33
Other operating income	424	510	716
Total	1,489	1,763	2,011

Schedule of Breakdown of Other Expenses
The breakdown of “Other expenses” is as follows:

Millions of euros	2017	2016	2015
Leases	1,069	1,076	1,163
Advertising	1,211	1,256	1,367
Other external services	10,445	10,436	11,586
Taxes other than income tax	1,285	1,136	1,232
Change in trade provisions	863	799	831
Losses on disposal of fixed assets and changes in provisions for fixed assets	44	71	39
Goodwill impairment (Note 7)	—	215	104
Other operating expenses	509	352	480
Total	15,426	15,341	16,802

Schedule of Estimated Payments on Operating Leases, Purchases, and Other Contractual Commitments
The estimated payment schedule in millions of euros for the next few years on operating leases and purchase and other contractual commitments (non-cancellable without penalty cost) are as follows:

12/31/2017	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Telefónica Brazil	3,451	514	1,001	718	1,218
Telefónica Germany	2,340	520	660	453	707
Telefónica Hispanoamérica	1,793	376	582	409	426
Telefónica Spain	621	104	201	164	152
Telefónica United Kingdom	464	139	135	79	111
Others	430	86	144	89	111
Operating lease obligations(1)	9,099	1,739	2,723	1,912	2,725
Purchase and other contractual obligations(2)	11,373	5,326	2,957	1,421	1,669
(1) This item includes definitive payments (non-cancellable without penalty cost). Our operating lease obligations have in some cases extension options conditioned on the applicable law of each country. Accordingly, we have included only those amounts that represent the initial contract period.
(2) This item includes definitive payments (non-cancellable without penalty cost) due for agreements to purchase goods (such as network equipment) and services.
The present value of the payment obligations with the PARAPAT at December 31, 2016 amounted to 1,275 million euros, as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	152	9	161
From one to five years	517	207	724
More than five years	606	951	1,557
Total	1,275	1,167	2,442
The payment schedule of finance leases of Telefónica Germany at December 31, 2017, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	18	1	19
From one to five years	15	—	15
Total	33	1	34
The payment schedule of finance leases of Telefónica Brasil at December 31, 2017, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	13	2	15
From one to five years	37	14	51
More than five years	48	85	133
Total	98	101	199
The payment schedule of finance leases of Telefónica de España, S.A.U. at December 31, 2017, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	79	3	82
From one to five years	32	1	33
Total	111	4	115

Schedule of Breakdown of the Telefónica Group’s Average Number of Employees by Segment
The table below presents the breakdown of the Telefónica Group’s average number of employees by segment (see Note 4) in 2017, 2016 and 2015, together with total headcount at December 31 each year.

	2017		2016		2015
	Average	Year-end	Average	Year-end	Average	Year-end
Telefónica Spain	28,084	27,291	30,214	28,772	31,354	32,171
Telefónica United Kingdom	6,776	6,687	7,454	7,075	7,677	7,616
Telefónica Germany	8,653	8,535	8,341	8,517	9,941	8,557
Telefónica Brazil	33,991	34,125	34,247	33,782	28,488	33,847
Telefónica Hispanoamérica	38,043	37,539	38,889	38,901	38,232	37,951
Other companies	9,824	8,541	12,975	10,276	17,877	17,364
Total	125,371	122,718	132,120	127,323	133,569	137,506

Schedule of Breakdown of Depreciation and Amortization
The breakdown of “Depreciation and amortization” on the consolidated income statement is as follows:

Millions of euros	2017	2016	2015
Depreciation of property, plant and equipment (Note 8)	5,953	5,951	6,071
Amortization of intangible assets (Note 6)	3,443	3,698	3,633
Total	9,396	9,649	9,704

Schedule of Earnings Per Share
Both basic and diluted earnings per share attributable to equity holders of the parent are calculated based on the following data:

Millions of euros	2017	2016	2015
Profit attributable to ordinary equity holders of the parent from continuing operations	3,132	2,369	616
Adjustment for the net coupon corresponding to undated deeply subordinated securities	(277)	(257)	(250)
Adjustment for the financial expense of the debt component of the mandatorily convertible notes	1	1	2
Total profit attributable to ordinary equity holders of the parent for basic and diluted earnings per share from continuing operations	2,856	2,113	368

Thousands
Number of shares	2017	2016	2015
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share	5,110,188	4,909,254	4,931,472
Adjustment for mandatorily convertible notes	—	151,265	139,116
Adjusted number of shares for basic earnings per share (excluding treasury shares)	5,110,188	5,060,519	5,070,588
Telefónica, S.A. share option plans	—	2,716	5,093
Weighted average number of ordinary shares outstanding for diluted earnings per share	5,110,188	5,063,235	5,075,681

Figures in euros	2017	2016	2015
Basic earnings per share	0.56	0.42	0.07
Diluted earnings per share	0.56	0.42	0.07